Acquisitions	12 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
Acquisitions
Note 2.	Acquisitions

CoAdna, Inc.

In March 2018, the Company announced its intention to acquire CoAdna, Inc. (“CoAdna”), a publically traded company on the Taiwan Stock Exchange and based in Sunnyvale, CA, in a cash transaction valued at approximately $85.0 million, net of any cash acquired. The transaction is expected to close during the first quarter of fiscal year 2019 and will be subject to regulatory approvals and customary closing conditions.

Kaiam Laser Limited, Inc.

In August 2017, the Company acquired Kaiam Laser Limited, Inc. (“Kaiam”), a privately held company based in Newton Aycliffe, United Kingdom. Under the terms of the merger agreement, the consideration consisted of cash paid at the acquisition date of $79.5 million, net of cash acquired and an adjustment for a purchase price reduction of $0.5 million. The acquisition of Kaiam provides the Company with a 150mm wafer fabrication platform to significantly expand the Company’s capacity for the production of vertical cavity surface emitting lasers (“VCSELs”) for the 3D sensing market and broadens the capability to address new market opportunities in other compound semiconductor materials. Kaiam now operates under the name II-VI Compound Semiconductor Ltd., within the Company’s II-VI Laser Solutions operating segment.

The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$79
Inventories	4,559
Prepaid and other assets	1,246
Property, plant & equipment	63,899
Intangible assets	4,046
Goodwill	18,956
Total assets acquired	$92,785

Liabilities
Accounts payable	$751
Other accrued liabilities	2,486
Deferred tax liabilities	10,555
Total liabilities assumed	13,792
Net assets acquired	$78,993

The goodwill of $19.0 million is included in the II-VI Laser Solutions segment and is attributed to the expected synergies and the assembled workforce of II-VI Compound Semiconductor Ltd. None of the goodwill is deductible for income tax purposes. The Company expensed transaction costs of $0.6 million for the year ended June 30, 2018.

The amount of revenues of II-VI Compound Semiconductor Ltd. included in the Company’s Consolidated Statement of Earnings for the year ended June 30, 2018 was $3.4 million. The amount of net losses of II-VI Compound Semiconductor Ltd. included in the Company’s Consolidated Statements of Earnings for the year ended June 30, 2018 was $12.5 million.

Integrated Photonics, Inc.

In June 2017, the Company acquired Integrated Photonics, Inc. (“IPI”), a privately held company based in New Jersey. IPI is a leader in engineered magneto-optic materials that enable high-performance directional components such as optical isolators for the optical communications market. Under the terms of the merger agreement, the consideration consisted of initial cash paid at the acquisition date of $40.1 million, net of cash acquired and a final working capital adjustment of $0.8 million. In addition, the agreement provides up to a maximum of $2.5 million of additional cash earnout opportunities based upon IPI achieving certain agreed-upon financial and transitional objectives, which if earned would be payable in the amount of $2.5 million for the achievement of the annual target.

The following table presents the final purchase price at the date of acquisition ($000):

Net cash paid at acquisition	$40,098
Working capital adjustment	848
Fair value of cash earnout arrangement	2,215
Purchase price	$43,161

The following table presents the final allocation of the purchase price of the assets acquired and liabilities assumed at the date of acquisition ($000):

Assets
Accounts receivable	$2,083
Inventories	3,968
Prepaid and other assets	322
Property, plant & equipment	11,235
Intangible assets	23,554
Goodwill	17,514
Total assets acquired	$58,676

Liabilities
Accounts payable	$847
Other accrued liabilities	1,032
Long-term debt assumed	3,834
Deferred tax liabilities	9,802
Total liabilities assumed	15,515
Net assets acquired	$43,161

The goodwill of $17.5 million is included in the II-VI Photonics and II-VI Performance Products segments and is attributed to the expected synergies and the assembled workforce of IPI. None of the goodwill is deductible for income tax purposes. The fair value of accounts receivable acquired was $2.1 million, with the gross contractual amount being $2.1 million. At the time of acquisition, the Company expected to collect all of the accounts receivable. The Company expensed transaction costs of $0.3 million during the year ended June 30, 2017.

The amount of revenues of IPI included in the Company’s Consolidated Statements of Earnings for the years ended June 30, 2018 and 2017 was $19.3 million and $1.3 million, respectively. The amount of net earnings of IPI included in the Company’s Consolidated Statements of Earnings for the years ended June 30, 2018 and 2017 was $3.8 million and $0.1 million, respectively.